Operating Segments - Schedule of Operating Revenues, Costs and Expenses (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
SEGMENT ASSETS	R$ 42,239	R$ 42,035	R$ 40,857
INVESTMENTS IN ASSOCIATES AND JOINTLY-CONTROLLED ENTITIES	7,792	8,753	9,745
ADDITIONS TO THE SEGMENT	1,495	2,737	1,726
ADDITIONS TO FINANCIAL ASSETS	25	2,271	146
NET REVENUE	21,712	18,773	21,868
COST OF ELECTRICITY AND GAS
Electricity for purchased for sale	(10,919)	(8,272)	(9,542)
Charges for the use of the national grid	(1,174)	(947)	(999)
Gas bought for resale	(1,071)	(877)	(1,051)
Operating costs	(13,164)	10,096	(11,592)
OPERATING COSTS AND EXPENSES
Personnel	(1,627)	(1,644)	(1,435)
Employees' and managers' profit sharing	(5)	(8)	(137)
Post-retirement liabilities	229	(345)	(156)
Materials	(61)	(58)	(154)
Raw materials and inputs for production of electricity	(10)
Outsourced services	(974)	(867)	(899)
Depreciation and amortization	(850)	(835)	(835)
Operating provisions (reversals)	(854)	(713)	(1,401)
Construction costs	(1,119)	(1,193)	(1,252)
Other operating expenses, net	(383)	(145)	(426)
Total cost of operation	(5,654)	(5,808)	(6,695)
OPERATING COSTS AND EXPENSES	(18,818)	(15,904)	(18,287)
OPERATING INCOME BEFORE EQUITY GAINS (LOSSES) AND FINANCE INCOME (EXPENSES)	2,894	2,869	3,581
Equity in earnings of unconsolidated investees, net	(252)	(302)	393
Adjustment for loss of value in Investments		(763)
Fair value results in Corporate Operation			729
Finance income	804	1,041	863
Finance expenses	(1,800)	(2,478)	(2,204)
Income before income tax and social contribution tax	1,646	367	3,362
Income and Social Contribution taxes	(644)	(33)	(893)
NET INCOME (LOSS) FOR THE YEAR	1,002	334	2,469
Items that will not be reclassified to profit or loss
Post retirement liabilities - restatement of obligations of the defined benefit plans, net of taxes	(261)	(515)	(360)
Equity gain (loss) on Other comprehensive income in jointly-controlled entities	(3)	4	(1)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(264)	(511)	(361)
Items that may be reclassified to profit or loss
Conversion adjustment of equity gain (loss) in other comprehensive income in subsidiary and jointly-controlled entity	(38)	(3)	54
Items that may be reclassified to profit or loss	(38)	(43)	54
Recycling of conversion adjustments to the Income statement arising from sale of Transchile		(39)
COMPREHENSIVE INCOME FOR THE YEAR	700	(219)	2,162
Controlling shareholders	699	(219)	2,162
Non-controlling shareholder	1	0	0
Eliminations [member]
Disclosure of operating segments [line items]
SEGMENT ASSETS	(32)	(276)	(976)
NET REVENUE	(288)	(234)	(268)
COST OF ELECTRICITY AND GAS
Electricity for purchased for sale	73	59	120
Charges for the use of the national grid	181	134	112
Operating costs	254	193	232
OPERATING COSTS AND EXPENSES
Outsourced services	30	37	31
Other operating expenses, net	4	4	5
Total cost of operation	34	41	36
OPERATING COSTS AND EXPENSES	288	234	268
Electricity Generation [member] | Operating Segments [member]
Disclosure of operating segments [line items]
SEGMENT ASSETS	14,366	14,414	13,382
INVESTMENTS IN ASSOCIATES AND JOINTLY-CONTROLLED ENTITIES	4,723	5,292	5,751
ADDITIONS TO THE SEGMENT	308	916	577
ADDITIONS TO FINANCIAL ASSETS		2,217
NET REVENUE	7,190	5,875	7,047
COST OF ELECTRICITY AND GAS
Electricity for purchased for sale	(4,209)	(3,071)	(2,669)
Charges for the use of the national grid	(353)	(321)	(297)
Operating costs	(4,562)	(3,392)	(2,966)
OPERATING COSTS AND EXPENSES
Personnel	(281)	(271)	(224)
Employees' and managers' profit sharing	(1)	(1)	(24)
Post-retirement liabilities	39	(54)	(21)
Materials	(11)	(11)	(95)
Raw materials and inputs for production of electricity	(10)
Outsourced services	(127)	(129)	(143)
Depreciation and amortization	(176)	(202)	(273)
Operating provisions (reversals)	(139)	(88)	(109)
Other operating expenses, net	(117)	(57)	(62)
Total cost of operation	(823)	(813)	(951)
OPERATING COSTS AND EXPENSES	(5,385)	(4,205)	(3,917)
OPERATING INCOME BEFORE EQUITY GAINS (LOSSES) AND FINANCE INCOME (EXPENSES)	1,805	1,670	3,130
Equity in earnings of unconsolidated investees, net	(519)	(448)	17
Adjustment for loss of value in Investments		(763)
Fair value results in Corporate Operation			729
Finance income	226	190	199
Finance expenses	(1,161)	(1,320)	(984)
Income before income tax and social contribution tax	351	(671)	3,091
Income and Social Contribution taxes	(257)	(24)	(836)
NET INCOME (LOSS) FOR THE YEAR	94	(695)	2,255
Items that will not be reclassified to profit or loss
Post retirement liabilities - restatement of obligations of the defined benefit plans, net of taxes	(47)	(92)	(84)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(47)
Items that may be reclassified to profit or loss
Conversion adjustment of equity gain (loss) in other comprehensive income in subsidiary and jointly-controlled entity	(34)		14
Items that may be reclassified to profit or loss	(34)
COMPREHENSIVE INCOME FOR THE YEAR	13	(787)	2,171
Controlling shareholders	13	(787)	2,171
Electricity Transmission [member] | Operating Segments [member]
Disclosure of operating segments [line items]
SEGMENT ASSETS	3,955	4,267	4,880
INVESTMENTS IN ASSOCIATES AND JOINTLY-CONTROLLED ENTITIES	1,122	1,670	2,423
ADDITIONS TO FINANCIAL ASSETS	25	54	146
NET REVENUE	777	1,113	519
OPERATING COSTS AND EXPENSES
Personnel	(106)	(111)	(113)
Employees' and managers' profit sharing			(12)
Post-retirement liabilities	19	(23)	(10)
Materials	(4)	(3)	(5)
Outsourced services	(31)	(30)	(37)
Operating provisions (reversals)	(10)	(10)	2
Construction costs	(25)	(54)	(146)
Other operating expenses, net	(11)	(13)	(16)
Total cost of operation	(168)	(244)	(337)
OPERATING COSTS AND EXPENSES	(168)	(244)	(337)
OPERATING INCOME BEFORE EQUITY GAINS (LOSSES) AND FINANCE INCOME (EXPENSES)	609	869	182
Equity in earnings of unconsolidated investees, net	234	362	410
Finance income	9	7	22
Finance expenses	(3)	(4)	(7)
Income before income tax and social contribution tax	849	1,234	607
Income and Social Contribution taxes	(189)	5	(71)
NET INCOME (LOSS) FOR THE YEAR	660	1,239	536
Items that will not be reclassified to profit or loss
Post retirement liabilities - restatement of obligations of the defined benefit plans, net of taxes	(23)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(23)
Items that may be reclassified to profit or loss
Recycling of conversion adjustments to the Income statement arising from sale of Transchile		(39)
COMPREHENSIVE INCOME FOR THE YEAR	637	1,200	536
Controlling shareholders	637	1,200	536
Electricity Distribution [member] | Operating Segments [member]
Disclosure of operating segments [line items]
SEGMENT ASSETS	20,021	18,166	17,738
INVESTMENTS IN ASSOCIATES AND JOINTLY-CONTROLLED ENTITIES	1,918	1,754	1,547
ADDITIONS TO THE SEGMENT	1,083	1,602	1,044
NET REVENUE	12,312	10,597	12,962
COST OF ELECTRICITY AND GAS
Electricity for purchased for sale	(6,783)	(5,260)	(6,993)
Charges for the use of the national grid	(1,002)	(760)	(814)
Operating costs	(7,785)	(6,020)	(7,807)
OPERATING COSTS AND EXPENSES
Personnel	(1,123)	(1,147)	(1,000)
Employees' and managers' profit sharing	(3)	(10)	(95)
Post-retirement liabilities	180	(231)	(121)
Materials	(43)	(42)	(52)
Outsourced services	(785)	(674)	(697)
Depreciation and amortization	(567)	(525)	(444)
Operating provisions (reversals)	(469)	(544)	(209)
Construction costs	(1,045)	(1,102)	(1,044)
Other operating expenses, net	(408)	(395)	(283)
Total cost of operation	(4,263)	(4,670)	(3,945)
OPERATING COSTS AND EXPENSES	(12,048)	(10,690)	(11,752)
OPERATING INCOME BEFORE EQUITY GAINS (LOSSES) AND FINANCE INCOME (EXPENSES)	264	(93)	1,210
Equity in earnings of unconsolidated investees, net	42	(180)	(6)
Finance income	397	743	543
Finance expenses	(815)	(1,078)	(1,130)
Income before income tax and social contribution tax	(112)	(608)	617
Income and Social Contribution taxes	31	103	(256)
NET INCOME (LOSS) FOR THE YEAR	(81)	(505)	361
Items that will not be reclassified to profit or loss
Post retirement liabilities - restatement of obligations of the defined benefit plans, net of taxes	(145)	(380)	(170)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(145)
Items that may be reclassified to profit or loss
COMPREHENSIVE INCOME FOR THE YEAR	(226)	(885)	194
Controlling shareholders	(226)	(885)	194
Telecoms [member] | Operating Segments [member]
Disclosure of operating segments [line items]
SEGMENT ASSETS	347	338	317
INVESTMENTS IN ASSOCIATES AND JOINTLY-CONTROLLED ENTITIES		18
ADDITIONS TO THE SEGMENT	47	163	42
NET REVENUE	127	125	123
OPERATING COSTS AND EXPENSES
Personnel	(20)	(23)	(15)
Employees' and managers' profit sharing		(1)	(2)
Outsourced services	(28)	(23)	(25)
Depreciation and amortization	(35)	(38)	(49)
Operating provisions (reversals)	(1)	(4)	(1)
Other operating expenses, net	(23)	11	(20)
Total cost of operation	(107)	(78)	(112)
OPERATING COSTS AND EXPENSES	(107)	(78)	(112)
OPERATING INCOME BEFORE EQUITY GAINS (LOSSES) AND FINANCE INCOME (EXPENSES)	20	47	11
Equity in earnings of unconsolidated investees, net	(2)	(31)	(28)
Finance income	3	4	4
Finance expenses	(15)	(9)	(6)
Income before income tax and social contribution tax	6	11	(19)
Income and Social Contribution taxes	(3)	(6)	(16)
NET INCOME (LOSS) FOR THE YEAR	3	5	(35)
Items that may be reclassified to profit or loss
COMPREHENSIVE INCOME FOR THE YEAR	3	5	(35)
Controlling shareholders	3	5	(35)
Gas [member] | Operating Segments [member]
Disclosure of operating segments [line items]
SEGMENT ASSETS	2,000	2,737	2,530
ADDITIONS TO THE SEGMENT	56	56	62
NET REVENUE	1,482	1,181	1,395
COST OF ELECTRICITY AND GAS
Gas bought for resale	(1,071)	(877)	(1,051)
Operating costs	(1,071)	(877)	(1,051)
OPERATING COSTS AND EXPENSES
Personnel	(56)	(47)	(43)
Materials	(2)	(2)	(2)
Outsourced services	(17)	(16)	(15)
Depreciation and amortization	(71)	(54)	(54)
Operating provisions (reversals)	(2)
Construction costs	(49)	(37)	(62)
Other operating expenses, net	(15)	(8)	(9)
Total cost of operation	(212)	(164)	(185)
OPERATING COSTS AND EXPENSES	(1,283)	(1,041)	(1,236)
OPERATING INCOME BEFORE EQUITY GAINS (LOSSES) AND FINANCE INCOME (EXPENSES)	199	140	159
Finance income	49	15	23
Finance expenses	(43)	(49)	(42)
Income before income tax and social contribution tax	205	106	140
Income and Social Contribution taxes	(71)	(8)	(23)
NET INCOME (LOSS) FOR THE YEAR	134	98	117
Items that may be reclassified to profit or loss
COMPREHENSIVE INCOME FOR THE YEAR	134	98	117
Controlling shareholders	133	98	117
Non-controlling shareholder	1
Other [member] | Operating Segments [member]
Disclosure of operating segments [line items]
SEGMENT ASSETS	1,582	2,389	2,986
INVESTMENTS IN ASSOCIATES AND JOINTLY-CONTROLLED ENTITIES	29	19	24
ADDITIONS TO THE SEGMENT	1		1
NET REVENUE	112	116	90
OPERATING COSTS AND EXPENSES
Personnel	(41)	(45)	(40)
Employees' and managers' profit sharing	(1)	4	(4)
Post-retirement liabilities	(9)	(37)	(4)
Materials	(1)
Outsourced services	(16)	(32)	(13)
Depreciation and amortization	(1)	(16)	(15)
Operating provisions (reversals)	(233)	(67)	(1,084)
Other operating expenses, net	187	313	(42)
Total cost of operation	(115)	120	(1,202)
OPERATING COSTS AND EXPENSES	(115)	120	(1,202)
OPERATING INCOME BEFORE EQUITY GAINS (LOSSES) AND FINANCE INCOME (EXPENSES)	(3)	236	(1,112)
Equity in earnings of unconsolidated investees, net	(7)	(5)
Finance income	120	82	73
Finance expenses	237	(18)	(35)
Income before income tax and social contribution tax	347	295	(1,074)
Income and Social Contribution taxes	(155)	(103)	309
NET INCOME (LOSS) FOR THE YEAR	192	192	(765)
Items that will not be reclassified to profit or loss
Post retirement liabilities - restatement of obligations of the defined benefit plans, net of taxes	(46)	(43)	(106)
Equity gain (loss) on Other comprehensive income in jointly-controlled entities	(3)	4	(1)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(49)
Items that may be reclassified to profit or loss
Conversion adjustment of equity gain (loss) in other comprehensive income in subsidiary and jointly-controlled entity	(4)	(3)	40
Items that may be reclassified to profit or loss	(4)
COMPREHENSIVE INCOME FOR THE YEAR	139	150	(821)
Controlling shareholders	R$ 139	R$ 150	R$ (821)